SCHEDULE OF OPERATING LEASE ASSETS AND LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Leases
Operating lease asset	$ 222,884
Total lease assets	222,884
Accrued liabilities and others (current portion – operating lease liability)	36,361
Operating lease liability (non-current portion – operating lease liability)	191,314
Total lease liability	$ 227,675